Institutional Class Z [Member] Expense Example - Institutional Z - Harding Loevner Frontier Emerging Markets Portfolio - Institutional Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	$ 1,594